Credit Facilities (Details) - Line of Credit	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Revolving Line of Credit | Royal Bank of Canada
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		CAD 1,500,000
Effective interest rate (as a percent)			3.00%	3.00%	3.30%
Line of credit facility, amount drawn			CAD 0
Revolving Line of Credit | Royal Bank of Canada | Bank of Canada Prime Rate
Line of Credit Facility [Line Items]
Interest rate basis spread		0.30%
Revolving Line of Credit | Silicon Valley Bank
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity | $	$ 25,000,000
Effective interest rate (as a percent)			3.25%	3.25%
Line of credit facility, amount drawn | $				$ 0
Revolving Line of Credit | Silicon Valley Bank | U.S. Prime Rate
Line of Credit Facility [Line Items]
Interest rate basis spread	25.00%
Letter of Credit | Royal Bank of Canada
Line of Credit Facility [Line Items]
Amount pledged as collateral			CAD 1,000,000